BACKGROUND AND BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND BASIS OF PRESENTATION
BACKGROUND AND BASIS OF PRESENTATION

The accompanying condensed consolidated financial statements for Verso Paper Holdings LLC, a Delaware limited liability company, or “Verso Holdings,” include the accounts of Verso Holdings and its subsidiaries. Verso Paper Finance Holdings LLC, or “Verso Finance,” is our sole member and direct parent. As used in this report, the term “Verso” refers to Verso Corporation; the term “NewPage” refers to NewPage Holdings Inc., a Delaware corporation, which is an indirect, wholly owned subsidiary of Verso pursuant to the Merger Agreement (see below); the term “NewPage Corp” refers to NewPage Corporation, a Delaware corporation, which is an indirect, wholly owned subsidiary of NewPage; and the term for any such entity includes its direct and indirect subsidiaries when referring to the entity’s consolidated financial condition or results.  Unless otherwise noted, references to “Verso Holdings,” “Company,” “we,” “us,” and “our” refer to Verso Holdings.

On January 3, 2014, Verso, Verso Merger Sub Inc., a Delaware corporation and an indirect, wholly owned subsidiary of Verso, or “Merger Sub,” and NewPage entered into an Agreement and Plan of Merger, or the “Merger Agreement,” pursuant to which the parties agreed to merge Merger Sub with and into NewPage on the terms and subject to the conditions set forth in the Merger Agreement, with NewPage surviving the merger as an indirect, wholly owned subsidiary of Verso. On January 7, 2015, Verso consummated the previously announced acquisition of NewPage through the merger of Merger Sub with and into NewPage, or the “NewPage acquisition,” pursuant to the Merger Agreement. As a result of the merger of Merger Sub with and into NewPage, Merger Sub’s separate corporate existence ceased and NewPage continued as the surviving corporation and an indirect, wholly owned subsidiary of Verso (see Note 4). As the NewPage acquisition was consummated in the current reporting period, the unaudited condensed consolidated financial statements for the quarter ended March 31, 2015, includes the results of operations of NewPage beginning January 7, 2015. We have also elected to change our reporting increment from thousands to millions.

We operate in the following two market segments: paper and pulp (see Note 14). Our core business platform is as a producer of coated freesheet and coated groundwood papers.  Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.

We have historically relied primarily upon cash flow from operations and borrowings under our revolving credit facilities to finance operations, capital expenditures, and debt service requirements.  We are a highly leveraged company. As of March 31, 2015, we had $2,800 million in borrowings outstanding under our existing financing arrangements, including the revolving credit facility and the floating rate senior secured term loan issued by NewPage Corp. Also as of March 31, 2015, $35 million was available for future borrowings under the Verso Holdings revolving credit facilities, and $155 million was available for future borrowings under the NewPage Corp revolving credit facility (see Note 6). Our debt arrangements contain financial and other restrictive covenants that limit our ability to engage in activities that may be in our long-term best interests. Failure to comply with those covenants could result in an event of default which, if not cured or waived, could result in the acceleration of all of our debts. If we are unable to repay our indebtedness when due or declared due, our lenders also will have the right to proceed against the collateral pledged to them to secure the indebtedness. Our indebtedness requires us to dedicate a substantial portion of our cash flows from operations to payments for our debt service, thereby reducing the availability of our cash flow to fund working capital, capital expenditures, research and development efforts, and other corporate purposes. In addition, our indebtedness increases our vulnerability to adverse economic and industry conditions and places us at a competitive disadvantage compared to competitors that have less debt.

Our ability to achieve our future projected operating results is largely based on the successful integration of NewPage (see Note 4), the borrowing availability of the combined company, and the synergies and operational cost reduction and earnings enhancement initiatives expected to be achieved from the NewPage acquisition. If the integration of NewPage into our business is not completed within the expected time frame, the synergies and other benefits that we expect to achieve could be materially and adversely affected, and these situations could result in additional transaction costs, loss of revenue or other effects associated with uncertainty about the NewPage acquisition. If we are unable to meet our projected performance targets, our liquidity could be adversely impacted and we may need to seek additional sources of liquidity. Our future performance could adversely affect our ability to raise additional capital to fund our operations, and there is no assurance that financing will be available in a sufficient amount, on acceptable terms, or on a timely basis.

Our ability to continue as a going concern is dependent on management’s plans, which are primarily centered on the synergies expected to be achieved from the NewPage acquisition. We have certain significant cash outflow requirements over the next twelve months outside of normal paper mill operations, including our current debt service requirements (see Note 6) and integration costs associated with the NewPage acquisition (see Note 4). While we believe that our future operating results will provide sufficient cash flows to fund our operations, debt service requirements, and capital expenditures, our projected future operating results are subject to material uncertainties, especially those related to our ability to successfully achieve the operational benefits of the NewPage acquisition.

We believe that our plans for the integration of NewPage, together with cash flows from operations and available borrowings under our revolving credit facilities, are sufficient to allow us to meet our current and future obligations, pay scheduled principal and interest payments, and provide funds for working capital, capital expenditures, and other needs of the business for at least the next twelve months. However, no assurance can be given that our integration of NewPage will be successful or that we will be able to generate sufficient cash flows from operations or that future borrowings will be available under our revolving credit facilities in an amount sufficient to fund our liquidity needs on a long-term basis.

This report contains the unaudited condensed consolidated financial statements of Verso Holdings as of March 31, 2015, and for the three-month periods ended March 31, 2015 and 2014. The December 31, 2014, condensed consolidated balance sheet data was derived from audited financial statements but does not include all disclosures required annually by accounting principles generally accepted in the United States of America, or “GAAP.”  In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments that are necessary for the fair presentation of Verso Holdings’ financial condition, results of operations, and cash flows for the interim periods presented.  Except as disclosed in the notes to the unaudited condensed consolidated financial statements, such adjustments are of a normal, recurring nature.  Variable interest entities for which Verso Holdings is the primary beneficiary are consolidated.  Intercompany balances and transactions are eliminated in consolidation.  The results of operations and cash flows for the interim periods presented may not necessarily be indicative of full-year results.  It is suggested that these financial statements be read in conjunction with the audited consolidated financial statements and notes thereto of Verso Holdings contained in its Annual Report on Form 10-K for the year ended December 31, 2014.